FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
    GAM Funds,Inc. 135 East 57th Street,
 New York, New York  10022

2.Name of each series or class of funds
 for which this notice is filed: GAM
International Fund - Class A,B,C and D
GAM Global Fund - Class A, B,C and Class D
GAM Pacific Basin Fund - Class A, B,C and Class D
GAM American Focus Fund - Class A,B,C
GAM Japan Capital Fund - Class A,B,C
GAM Europe Fund Class A,B,C
GAMerica Capital Fund - Class A,B,C
GAM Gabelli Long/Short Class A,B, C
3.Investment Company Act File Number:811-4062
  Securities Act File Number:2-92136

4(a)Last day of fiscal year for which this notice is filed: December 31, 2003

4(b)Check box if this notice is being filed late.

4(c)Check this box if this is the last time the issuer will be filing this Form. 5.Calculation of registration fee:

(i)Aggregate sale price of securities sold
during the fiscal year pursuant to section 24f-2:75,488,580
(ii)Aggregate price of securities redeemed or
repurchased during the fiscal year: $145,094,667
(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:  $2,135,995,595
(iv)Total available redemption credits.
[add Items 5(ii) and 5(iii)]:  $2,281,090,262
(v)Net Sales - If Item 5(i) is greater than
Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:$0
(vi)Redemption credits available for use in future years - If Item 5(i) is less than 5(iv)
[subtractItem 5(iv) from Item 5(i)]:$(2,205,601,474)
;(vii)Multiplier for determining registration fee
(See Instruction C.9): x .0001267
viii)Registration fee due[multiply Item 5(v) by Item 5(vii)](enter"0"if no fee is due):= $0
6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at(cont.)the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.
7.Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year(see Instruction D): + $0
8.Total of the amount of registration fee due plus any interest due[line 5(viii) plus line 7]= $0
 9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository:Method of Delivery:x Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.By (Signature and Title)
     \s\ Joseph Allessie
Joseph Allessie Secretary of the Funds

Date:  March 24, 2004
























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